MainStay Tax Advantaged Short Term Bond Fund (Prospectus Summary) | MainStay Tax Advantaged Short Term Bond Fund
MainStay Tax Advantaged Short Term Bond Fund

MAINSTAY FUNDS TRUST

MainStay Tax Advantaged Short Term Bond Fund

Supplement dated February 28, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated August 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

	Class A	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.15%	0.50%	0.15%
Total Annual Fund Operating Expenses[2]	0.85%	1.20%	0.60%
Waivers / Reimbursements[2]	(0.05)%	(0.05)%	(0.10)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements	0.80%	1.15%	0.50%

1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

2.

New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%; and Class I, 0.50%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, of the Class A shares waiver/reimbursement to Investor Class shares. This agreement will remain in effect until August 29, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expenses After	Class A	Investor	Class I
Class
1 Year	$ 181	$ 216	$ 51
3 Years	$ 364	$ 472	$ 182
5 Years	$ 562	$ 748	$ 325
10 Years	$ 1134	$ 1536	$ 740

Fee and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay Tax Advantaged Short Term Bond Fund	Class A		Investor Class		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%		1.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay Tax Advantaged Short Term Bond Fund		Class A	Investor Class	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.15%	0.50%	0.15%
Total Annual Fund Operating Expenses	[1]	0.85%	1.20%	0.60%
Waivers / Reimbursements	[1]	(0.05%)	(0.05%)	(0.10%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements		0.80%	1.15%	0.50%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%; and Class I, 0.50%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, of the Class A shares waiver/reimbursement to Investor Class shares. This agreement will remain in effect until August 29, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
Expense Example - - MainStay Tax Advantaged Short Term Bond Fund - USD ($)	Class A	Investor Class	Class I
1 Year	$ 181	$ 216	$ 51
3 Years	364	472	182
5 Years	562	748	325
10 Years	$ 1,134	$ 1,536	$ 740

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.